SHARE-BASED COMPENSATION - Restricted Stock and Performance Share Units Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) year	Dec. 31, 2021 CAD ($) year
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of units issued (years) | year	1.8	1.9
Grant-date fair value (CAD per share) | $	$ 4.03	$ 4.12
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of units issued (years) | year	0.4	0.5
Grant-date fair value (CAD per share) | $	$ 4.15	$ 4.39